SCHEDULE OF ACTIVITY IN ALLOWANCE FOR CREDIT LOSSES RELATED TO ACCOUNTS AND NOTES RECEIVABLE AND OTHER RECEIVABLES FROM RELATED PARTIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Balance at beginning of the year	¥ 10,965	¥ 16,631
Current year provision	1,522	264
Reversals	(2,810)	(4,624)
Write off	(2,927)	(1,306)
Balance at end of the year	¥ 6,750	¥ 10,965